UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-22277

American Funds Money Market Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Money Market Fund®
Investment portfolio

June 30, 2011
unaudited

Short-term securities — 99.61%	Yield at acquisition	Principal amount (000)	Value (000)

FEDERAL AGENCY DISCOUNT NOTES — 55.40%
Federal Home Loan Bank 7/1/2011	0.04%	$19,000	$19,000
Federal Home Loan Bank 7/5/2011	0.03	100,000	100,000
Federal Home Loan Bank 7/6/2011	0.07	300,000	299,998
Federal Home Loan Bank 7/8/2011	0.05	204,900	204,898
Federal Home Loan Bank 7/13/2011	0.04	366,100	366,094
Federal Home Loan Bank 7/15/2011	0.05	447,675	447,667
Federal Home Loan Bank 7/21/2011	0.06	140,000	139,995
Federal Home Loan Bank 7/22/2011	0.16	150,000	149,993
Federal Home Loan Bank 7/25/2011	0.05	100,000	99,995
Federal Home Loan Bank 8/3/2011	0.06	193,950	193,938
Federal Home Loan Bank 8/5/2011	0.07	542,000	541,964
Federal Home Loan Bank 8/10/2011	0.06	65,000	64,996
Federal Home Loan Bank 8/17/2011	0.06	391,200	391,172
Federal Home Loan Bank 8/19/2011	0.07	119,223	119,214
Federal Home Loan Bank 8/24/2011	0.08	90,000	89,997
Federal Home Loan Bank 8/26/2011	0.06	41,600	41,598
Federal Home Loan Bank 9/7/2011	0.09	200,000	199,984
Federal Home Loan Bank 9/28/2011	0.05	43,750	43,745
Federal Home Loan Bank 12/28/2011	0.12	92,000	91,938
Fannie Mae 7/6/2011	0.08	131,250	131,249
Fannie Mae 7/8/2011	0.04	272,000	271,998
Fannie Mae 7/11/2011	0.21	25,000	25,000
Fannie Mae 7/12/2011	0.04	100,000	99,999
Fannie Mae 7/15/2011	0.03	122,300	122,298
Fannie Mae 7/20/2011	0.07	150,000	149,995
Fannie Mae 7/21/2011	0.10	96,200	96,196
Fannie Mae 8/3/2011	0.06	36,786	36,784
Fannie Mae 8/9/2011	0.06	60,800	60,796
Fannie Mae 8/10/2011	0.06	125,000	124,992
Fannie Mae 8/11/2011	0.09	100,000	99,993
Fannie Mae 8/17/2011	0.14	141,649	141,639
Fannie Mae 8/22/2011	0.12	204,400	204,388
Fannie Mae 8/24/2011	0.07	226,600	226,592
Fannie Mae 9/2/2011	0.06	100,000	99,993
Fannie Mae 9/7/2011	0.06	228,300	228,282
Fannie Mae 9/16/2011	0.04	75,000	74,992
Fannie Mae 9/21/2011	0.04	27,500	27,497
Fannie Mae 9/22/2011	0.08	150,000	149,983
Fannie Mae 9/23/2011	0.08	100,000	99,989
Fannie Mae 10/12/2011	0.14	75,000	74,986
Fannie Mae 11/2/2011	0.10	157,143	157,099
Fannie Mae 11/9/2011	0.12	50,000	49,984
Fannie Mae 11/14/2011	0.11	50,000	49,982
Fannie Mae 11/23/2011	0.11	169,500	169,431
Fannie Mae 12/1/2011	0.13	100,000	99,954
Fannie Mae 12/7/2011	0.13	45,000	44,977
Fannie Mae 12/21/2011	0.11	115,927	115,855
Fannie Mae 1/9/2012	0.14	54,950	54,908
Fannie Mae 5/1/2012	0.17	50,000	49,915
Freddie Mac 7/5/2011	0.08	95,000	94,999
Freddie Mac 7/6/2011	0.05	44,974	44,974
Freddie Mac 7/13/2011	0.21	200,000	199,997
Freddie Mac 7/15/2011	0.10	300,000	299,995
Freddie Mac 7/19/2011	0.20	74,500	74,498
Freddie Mac 7/21/2011	0.06	24,800	24,799
Freddie Mac 7/22/2011	0.05	300,900	300,890
Freddie Mac 7/26/2011	0.24	25,500	25,499
Freddie Mac 7/27/2011	0.07	98,900	98,895
Freddie Mac 8/2/2011	0.15	100,000	99,995
Freddie Mac 8/8/2011	0.07	75,000	74,995
Freddie Mac 8/12/2011	0.08	337,800	337,777
Freddie Mac 8/15/2011	0.06	113,586	113,577
Freddie Mac 8/17/2011	0.07	38,500	38,497
Freddie Mac 8/18/2011	0.14	75,000	74,994
Freddie Mac 8/22/2011	0.08	112,710	112,703
Freddie Mac 8/23/2011	0.10	23,900	23,899
Freddie Mac 9/1/2011	0.10	20,200	20,199
Freddie Mac 9/2/2011	0.10	50,000	49,997
Freddie Mac 9/6/2011	0.08	196,325	196,311
Freddie Mac 9/7/2011	0.11	64,000	63,995
Freddie Mac 9/12/2011	0.13	25,000	24,998
Freddie Mac 9/19/2011	0.08	100,000	99,990
Freddie Mac 9/20/2011	0.17	44,600	44,595
Freddie Mac 9/27/2011	0.09	79,400	79,390
Freddie Mac 10/5/2011	0.16	20,000	19,997
Freddie Mac 10/6/2011	0.10	50,000	49,992
Freddie Mac 10/7/2011	0.06	36,950	36,944
Freddie Mac 10/12/2011	0.16	3,900	3,899
Freddie Mac 10/31/2011	0.06	37,135	37,125
Freddie Mac 11/14/2011	0.10	36,475	36,462
Freddie Mac 11/22/2011	0.09	100,000	99,960
Freddie Mac 1/12/2012	0.12	34,800	34,772
Federal Farm Credit Banks 7/6/2011	0.04	50,000	50,000
Federal Farm Credit Banks 8/19/2011	0.02	50,000	49,999
Federal Farm Credit Banks 8/26/2011	0.20	25,000	24,999
Federal Farm Credit Banks 9/8/2011	0.09	22,000	21,998
Federal Farm Credit Banks 9/12/2011	0.24	100,000	99,991
Federal Farm Credit Banks 10/5/2011	0.25	50,000	49,993
Federal Farm Credit Banks 10/21/2011	0.25	50,000	49,989
Federal Farm Credit Banks 11/23/2011	0.28	25,000	24,990
			10,257,500

U.S. TREASURIES — 27.15%
U.S. Treasury Bills 7/7/2011	0.11	405,600	405,600
U.S. Treasury Bills 7/14/2011	0.16	499,200	499,198
U.S. Treasury Bills 7/21/2011	0.10	550,000	549,996
U.S. Treasury Bills 7/28/2011	0.17	439,800	439,794
U.S. Treasury Bills 8/4/2011	0.15	381,200	381,194
U.S. Treasury Bills 8/11/2011	0.10	400,000	399,992
U.S. Treasury Bills 8/18/2011	0.04	550,000	549,983
U.S. Treasury Bills 8/25/2011	0.09	152,000	151,997
U.S. Treasury Bills 9/1/2011	0.06	150,000	149,995
U.S. Treasury Bills 9/15/2011	0.04	75,000	74,998
U.S. Treasury Bills 9/22/2011	0.10	150,000	149,991
U.S. Treasury Bills 10/13/2011	0.06	150,000	149,986
U.S. Treasury Bills 11/3/2011	0.09	300,000	299,958
U.S. Treasury Bills 11/10/2011	0.07	450,000	449,910
U.S. Treasury Bills 11/25/2011	0.09	150,000	149,959
U.S. Treasury Bills 12/1/2011	0.11	50,000	49,985
U.S. Treasury Bills 12/8/2011	0.10	75,000	74,975
U.S. Treasury Bills 12/22/2011	0.10	100,000	99,957
			5,027,468

COMMERCIAL PAPER — 12.81%
Straight-A Funding LLC 7/1/20111	0.23	50,000	50,000
Straight-A Funding LLC 7/5/20111	0.20	64,399	64,397
Straight-A Funding LLC 7/5/20111	0.20	75,047	75,045
Straight-A Funding LLC 7/6/20111	0.20	50,000	49,998
Straight-A Funding LLC 7/7/20111	0.20	3,500	3,500
Straight-A Funding LLC 7/12/20111	0.12	35,000	34,999
Straight-A Funding LLC 7/13/20111	0.19	50,000	49,996
Straight-A Funding LLC 8/10/20111	0.13	43,000	42,994
Straight-A Funding LLC 8/16/20111	0.15	100,000	99,980
Straight-A Funding LLC 9/22/20111	0.16	90,000	89,960
KfW 7/6/20111	0.17	50,000	49,999
KfW 7/8/20111	0.10	50,000	49,999
KfW 7/13/20111	0.10	55,900	55,898
KfW 7/19/20111	0.10	50,000	49,997
KfW 8/2/20111	0.10	56,000	55,995
KfW 8/9/20111	0.14	100,000	99,989
KfW 8/23/20111	0.14	42,770	42,765
KfW 9/7/20111	0.14	100,000	99,984
Province of Ontario 7/14/2011	0.08	50,000	49,998
Province of Ontario 7/18/2011	0.08	37,800	37,799
Province of Ontario 7/22/2011	0.08	35,000	34,998
Province of Ontario 8/19/2011	0.08	50,000	49,994
Province of Ontario 9/15/2011	0.09	50,000	49,978
European Investment Bank 8/1/2011	0.07	50,000	49,997
European Investment Bank 8/5/2011	0.07	50,000	49,997
European Investment Bank 8/29/2011	0.08	100,000	99,971
Kells Funding, LLC 8/19/20111	0.20	50,000	49,988
Kells Funding, LLC 9/19/20111	0.19	50,000	49,978
Kells Funding, LLC 9/22/20111	0.19	50,000	49,978
Kells Funding, LLC 10/18/20111	0.22	50,000	49,966
Caisse d’Amortissement de la Dette Sociale 7/26/20111	0.13	72,000	71,993
Caisse d’Amortissement de la Dette Sociale 8/22/20111	0.16	75,000	74,990
Caisse d’Amortissement de la Dette Sociale 9/12/20111	0.17	50,000	49,990
Québec (Province of) 8/2/20111	0.13	76,575	76,562
Québec (Province of) 8/16/20111	0.12	50,000	49,988
Hydro-Québec 8/30/20111	0.12	50,000	49,985
Denmark (Kingdom of) 7/18/2011	0.06	40,000	39,999
Denmark (Kingdom of) 8/15/2011	0.07	75,000	74,993
Canadian Wheat Board 7/19/2011	0.08	50,000	49,998
Canadian Wheat Board 8/2/2011	0.08	35,000	34,994
NetJets Inc. 7/1/20111	0.04	83,300	83,300
Export Development Canada 7/19/2011	0.08	27,700	27,699
			2,372,628

DISCOUNT NOTES — 4.25%
International Bank for Reconstruction and Development 7/1/2011	0.03	5,000	5,000
International Bank for Reconstruction and Development 7/5/2011	0.05	200,000	199,999
International Bank for Reconstruction and Development 7/22/2011	0.06	50,000	49,998
International Bank for Reconstruction and Development 7/26/2011	0.06	50,000	49,998
International Bank for Reconstruction and Development 7/29/2011	0.08	125,000	124,992
International Bank for Reconstruction and Development 8/1/2011	0.07	75,000	74,995
International Bank for Reconstruction and Development 8/2/2011	0.07	32,000	31,998
International Bank for Reconstruction and Development 8/8/2011	0.06	50,000	49,997
International Bank for Reconstruction and Development 8/16/2011	0.06	100,000	99,992
International Bank for Reconstruction and Development 9/6/2011	0.08	100,000	99,993
			786,962

Total investment securities (cost: $18,443,726,000)			18,444,558
Other assets less liabilities			72,503

Net assets			$18,517,061

1Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,722,213,000, which represented 9.30% of the net assets of the fund.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. The fund values its shares in accordance with Securities and Exchange Commission (“SEC”) rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At June 30, 2011, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$928
Gross unrealized depreciation on investment securities	(96)
Net unrealized appreciation on investment securities	832
Cost of investment securities for federal income tax purposes	18,443,726

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-959-0811O-S29491

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MONEY MARKET FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: August 26, 2011

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 26, 2011